Fair Value Measurements (Details) - Schedule of value of warrant liabilities - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2021
Public [Member]
Fair Value Measurements (Details) - Schedule of value of warrant liabilities [Line Items]
Fair value as of December 31, 2020	$ 7,554,852		$ 5,750,000
Initial measurement on September 18, 2020		$ 7,770,722
Change in valuation inputs or other assumptions	(1,804,852)	(215,870)	8,250,000
Fair value as of June 30, 2021	5,750,000	7,554,852	14,000,000
Private placement
Fair Value Measurements (Details) - Schedule of value of warrant liabilities [Line Items]
Fair value as of December 31, 2020	230,574		288,351
Initial measurement on September 18, 2020		237,630
Change in valuation inputs or other assumptions	52,830	(7,056)	177,107
Fair value as of June 30, 2021	288,351	230,574	465,458
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of value of warrant liabilities [Line Items]
Fair value as of December 31, 2020	7,790,373		6,038,351
Initial measurement on September 18, 2020		8,008,352
Change in valuation inputs or other assumptions	(1,752,022)	(217,979)	8,427,107
Fair value as of June 30, 2021	$ 6,038,351	$ 7,790,373	$ 14,465,458